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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 6/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Oracle Investment Management Inc.

Address: 200 Greenwich Ave. 3rd FL
         Greenwich CT
         06830


Form 13F File Number: 28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jerry Iacono
Title: Account Mgr.
Phone: 212-713-9703


Signature, Place, and Date of Signing:

  /s/ Jerry Iacono                  NY, NY                       6/14/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total: $939,358,236
                                        ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]


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                           FORM 13F INFORMATION TABLE



                                          VALUATION CURRENCY: USD

             ITEM 1         ITEM 2     ITEM 3      ITEM 4      ITEM 5          ITEM 6        ITEM 7          ITEM 8
             ------         ------     ------      ------    ---------     ----------------  ------  -----------------------
                             TITLE                  FAIR     SHARES OF      INVEST. DESC.
                               OF      CUSIP       MARKET    PRINCIPLE        SHARED         MANA-       VOTING AUTHORITY
    Name of Issuer           CLASS     NUMBER      VALUE      AMMOUNT     SOLE SHARED OTHER  GERS    SOLE   SHARED    OTHER
--------------------------------------------------------------------------------------------------------------------------
ACCESS PHARMACEUTICALS INC   OTC EQ   00431M308    1,768,849  1,438,089 N    X               ORAC                  1,438,089
ACURA PHARM INC              OTC EQ   00509L109    4,524,300  7,540,500 N    X               ORAC                  7,540,500
AETNA INC NEW                COMMON   00817Y108    1,792,857     44,900 N    X               ORAC                     44,900
ANTIGENICS LLC               OTC EQ   037032109      212,000    100,000 N    X               ORAC                    100,000
APRIA HEALTHCARE GROUP INC   COMMON   037933108    1,942,920    102,800 N    X               ORAC                    102,800
BECKMAN COULTER INC          COMMON   075811109    8,332,500    150,000 N    X               ORAC                    150,000
BIOGEN IDEC INC              COMMON   09062X103   34,143,490    737,122 N    X               ORAC                    737,122
BOSTON SCIENTIFIC CORP       COMMON   101137107    7,950,164    472,100 N    X               ORAC                    472,100
CUBIST PHARMACEUTICALS INC   OTC EQ   229678107   27,933,408  1,109,349 N    X               ORAC                  1,109,349
CELGENE INC                  OTC EQ   151020104    2,134,350     45,000 N    X               ORAC                     45,000
CRUCELL NV                   OTC EQ   228769105    7,915,102    380,900 N    X               ORAC                    380,900
DRUGSTORE.COM INC            OTC EQ   262241102    2,294,135    791,081 N    X               ORAC                    791,081
ECLIPSE CORP                 OTC EQ   278856109   17,071,635    940,068 N    X               ORAC                    940,068
ELAN CORP PLC-ADR            COMMON   284131208  152,201,479  9,113,861 N    X               ORAC                  9,113,861
ADVANCED MEDICAL OPTICS IN   COMMON   00763M108   16,502,850    325,500 N    X               ORAC                    325,500
GILEAD SCIENCES INC          OTC EQ   375558103   15,827,844    267,543 N    X               ORAC                    267,543
GTX INC DEL                  OTC EQ   40052B108   22,113,910  2,430,100 N    X               ORAC                  2,430,100
EMDEON CORPORATION           OTC EQ   290849108  117,570,441  9,473,847 N    X               ORAC                  9,473,847
ISHARESS NASDAQ              OTC EQ   464287556   76,625,800  1,054,000 N    X               ORAC                  1,054,000
ICOS CORP                    OTC EQ   449295104   25,080,958  1,140,562 N    X               ORAC                  1,140,562
ILLUMINA INC                 OTC EQ   452327109    5,721,859    192,915 N    X               ORAC                    192,915
IMCLONE SYSTEMS INC          OTC EQ   45245W109    5,279,770    136,640 N    X               ORAC                    136,640
REWARDS NETWORK INC          COMMON   761557107      408,500     50,000 N    X               ORAC                     50,000
INVITROGEN CORP              OTC EQ   46185R100   33,907,586    513,207 N    X               ORAC                    513,207
LIGAND PHARMACEUTICALS INC   OTC EQ   53220K207    1,471,990    174,200 N    X               ORAC                    174,200
MEDIMMUNE INC                OTC EQ   584699102    2,208,650     81,500 N    X               ORAC                     81,500
MEDIWARE INFORMATION SYSTE   OTC EQ   584946107   10,193,006  1,056,270 N    X               ORAC                  1,056,270
MANNKIND CORP                OTC EQ   56400P201   22,989,803  1,078,827 N    X               ORAC                  1,078,827
MERGE TECHNOLOGIES INC       OTC EQ   589981109   14,147,797  1,149,293 N    X               ORAC                  1,149,293
NOVARTIS AG-SPONSORED ADR    COMMON   66987V109   10,848,704    201,200 N    X               ORAC                    201,200
POZEN INC                    OTC EQ   73941U102      691,328     98,200 N    X               ORAC                     98,200
QUIDEL CORP                  OTC EQ   74838J101   28,298,106  2,978,748 N    X               ORAC                  2,978,748
SEPRACOR INC                 OTC EQ   817315104   48,688,423    852,090 N    X               ORAC                    852,090
SONUS PHARMACEUTICALS INC    OTC EQ   835692104    1,494,000    300,000 N    X               ORAC                    300,000
ST JUDE MEDICAL              COMMON   790849103   21,316,150    657,500 N    X               ORAC                    657,500
VENTANA MEDICAL SYSTEM INC   OTC EQ   92276H106  109,304,690  2,316,759 N    X               ORAC                  2,316,759
VERTEX PHARMACEUTICALS INC   OTC EQ   92532F100   16,035,112    436,805 N    X               ORAC                    436,805
WEBMD HEALTH CORP            OTC EQ   94770V102   14,288,668    302,086 N    X               ORAC                    302,086
VCA ANTECH INC               OTC EQ   918194101   16,105,492    504,400 N    X               ORAC                    504,400
WYETH                        COMMON   983024100   32,019,610    721,000 N    X               ORAC                    721,000


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